Other investments (Tables)	12 Months Ended
Dec. 31, 2021
Other investments
end of	2021	2020
Other investments (CHF million)
Equity method investments	1,644	2,631
Equity securities (without a readily determinable fair value) [1]	3,317	1,779
of which at net asset value	54	113
of which at measurement alternative	347	359
of which at fair value	2,869	1,278
of which at cost less impairment	47	29
Real estate held-for-investment [2]	76	82
Life finance instruments [3]	789	920
Total other investments	5,826	5,412
1
Includes private equity, hedge funds and restricted stock investments as well as certain investments in non-marketable mutual funds for which the Group has neither significant influence nor control over the investee.

2
As of the end of 2021 and 2020, real estate held for investment included foreclosed or repossessed real estate of CHF 9 million and CHF 16 million, respectively, of which CHF 6 million and CHF 13 million, respectively, were related to residential real estate.

3 Includes single premium immediate annuity contracts.

Impairments and adjustments on equity securities at measurement alternative	Equity securities at measurement alternative
in / end of	2021	Cumulative	2020
Impairments and adjustments (CHF million)
Impairments and downward adjustments	(17)	(42)	(17)
Upward adjustments	1	138	137

Bank
Other investments
end of	2021	2020
Other investments (CHF million)
Equity method investments	1,636	2,624
Equity securities (without a readily determinable fair value) [1]	3,315	1,776
of which at net asset value	53	111
of which at measurement alternative	345	357
of which at fair value	2,869	1,278
of which at cost less impairment	48	30
Real estate held-for-investment [2]	48	59
Life finance instruments [3]	789	920
Total other investments	5,788	5,379
1
Includes private equity, hedge funds and restricted stock investments as well as certain investments in non-marketable mutual funds for which the Bank has neither significant influence nor control over the investee.

2
As of the end of 2021 and 2020, real estate held for investment included foreclosed or repossessed real estate of CHF 9 million and CHF 16 million, respectively, of which CHF 6 million and CHF 13 million, respectively, were related to residential real estate.

3 Includes single premium immediate annuity contracts.

Impairments and adjustments on equity securities at measurement alternative	Equity securities at measurement alternative
in / end of	2021	Cumulative	2020
Impairments and adjustments (CHF million)
Impairments and downward adjustments	(17)	(42)	(17)
Upward adjustments	1	138	137